AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 98.5%
Austria — 0.3%
Erste Group Bank AG	56,773	$1,244,588
Canada — 4.0%
Canadian National Railway Co.	82,952	8,957,986
Canadian Pacific Railway Ltd.(a)	154,323	10,296,431
		19,254,417
Denmark — 0.5%
Carlsberg A/S (Class B Stock)	21,889	2,559,624
France — 8.0%
Air Liquide SA	34,205	3,909,601
Danone SA	157,431	7,444,178
EssilorLuxottica SA	13,200	1,794,181
Hermes International	1,453	1,708,903
Legrand SA	77,817	5,031,577
LVMH Moet Hennessy Louis Vuitton SE	19,043	11,227,273
Pernod Ricard SA	41,674	7,645,267
		38,760,980
Germany — 3.9%
Bayer AG	110,751	5,102,802
Brenntag SE	35,326	2,135,527
Deutsche Boerse AG	17,217	2,822,327
Merck KGaA	42,665	6,906,643
MTU Aero Engines AG	12,658	1,891,796
		18,859,095
Israel — 1.0%
Check Point Software Technologies Ltd.*	42,949	4,811,147
Japan — 1.9%
Hoya Corp.	25,300	2,437,873
Kubota Corp.	355,600	4,941,735
Olympus Corp.	100,300	1,929,545
		9,309,153
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	171,639	1,099,488
Netherlands — 2.5%
Akzo Nobel NV	68,641	3,889,883
Heineken NV	87,519	7,643,128
Wolters Kluwer NV	7,267	707,614
		12,240,625
South Korea — 0.8%
Samsung Electronics Co. Ltd.	102,498	3,763,650
Spain — 0.7%
Aena SME SA, 144A*	34,799	3,611,427
Sweden — 1.3%
Essity AB (Class B Stock)	323,558	6,392,471
Switzerland — 3.5%
Adecco Group AG	38,261	1,055,987
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Cie Financiere Richemont SA (Class A Stock)	74,634	$7,045,108
Julius Baer Group Ltd.	40,274	1,757,520
Sonova Holding AG	7,091	1,560,452
UBS Group AG	380,223	5,516,262
		16,935,329
United Kingdom — 9.5%
Burberry Group PLC	166,022	3,316,372
Compass Group PLC	134,823	2,684,653
Diageo PLC	261,521	11,008,342
Linde PLC (NYSE)	8,378	2,258,625
Linde PLC (AQUIS)(a)	37,481	10,147,330
London Stock Exchange Group PLC	38,281	3,232,788
Reckitt Benckiser Group PLC	106,177	7,037,571
Rolls-Royce Holdings PLC*	2,706,058	2,072,442
Whitbread PLC	65,130	1,650,946
WPP PLC	348,457	2,876,580
		46,285,649
United States — 60.4%
3M Co.	46,145	5,099,022
Abbott Laboratories	77,049	7,455,261
Accenture PLC (Class A Stock)	47,939	12,334,705
Alphabet, Inc. (Class A Stock)*	64,058	6,127,148
American Express Co.	45,430	6,128,961
Amphenol Corp. (Class A Stock)	50,181	3,360,120
Aon PLC (Class A Stock)	26,346	7,057,303
Aptiv PLC*	21,713	1,698,174
Boston Scientific Corp.*	213,655	8,274,858
Carrier Global Corp.	33,075	1,176,147
Charles Schwab Corp. (The)	129,411	9,300,769
Cognizant Technology Solutions Corp. (Class A Stock)	86,591	4,973,787
Colgate-Palmolive Co.	46,092	3,237,963
Comcast Corp. (Class A Stock)	358,578	10,517,093
Cooper Cos., Inc. (The)	14,926	3,938,971
eBay, Inc.	91,286	3,360,238
Equifax, Inc.	33,759	5,787,305
Fidelity National Information Services, Inc.	88,980	6,724,219
Fiserv, Inc.*	80,881	7,568,035
Goldman Sachs Group, Inc. (The)	32,795	9,610,575
Honeywell International, Inc.	61,871	10,330,601
International Flavors & Fragrances, Inc.	63,487	5,766,524
Liberty Broadband Corp. (Class C Stock)*	81,264	5,997,283
Marriott International, Inc. (Class A Stock)	21,338	2,990,307
Medtronic PLC	153,321	12,380,671
Microchip Technology, Inc.	41,311	2,521,210
Nestle SA	111,171	12,023,958
Omnicom Group, Inc.(a)	19,620	1,237,826
Oracle Corp.	120,432	7,354,782
Otis Worldwide Corp.	41,033	2,617,905
PayPal Holdings, Inc.*	28,332	2,438,535
PPG Industries, Inc.	50,011	5,535,718
Roche Holding AG	43,835	14,269,729
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Schneider Electric SE	117,056	$13,221,566
Stryker Corp.	41,632	8,432,145
Thermo Fisher Scientific, Inc.	30,867	15,655,434
Union Pacific Corp.	23,727	4,622,494
United Parcel Service, Inc. (Class B Stock)	32,029	5,173,965
Visa, Inc. (Class A Stock)(a)	80,898	14,371,530
Walt Disney Co. (The)*	72,914	6,877,978
Waters Corp.*	14,934	4,025,161
Willis Towers Watson PLC(a)	40,801	8,198,553
Zimmer Biomet Holdings, Inc.	27,229	2,846,792
		292,621,321

Total Common Stocks (cost $434,560,118)		477,748,964

	Units
Warrants* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	80,571
(cost $0)

Total Long-Term Investments (cost $434,560,118)		477,829,535

	Shares
Short-Term Investments — 8.7%
Affiliated Mutual Fund — 7.5%
PGIM Institutional Money Market Fund (cost $36,316,604; includes $36,224,376 of cash collateral for securities on loan)(b)(we)	36,341,296	36,315,857
Unaffiliated Fund — 1.2%
Dreyfus Government Cash Management (Institutional Shares)	5,809,893	5,809,893
(cost $5,809,893)

Total Short-Term Investments (cost $42,126,497)		42,125,750

TOTAL INVESTMENTS—107.2% (cost $476,686,615)		519,955,285

Liabilities in excess of other assets — (7.2)%		(35,093,014)

Net Assets — 100.0%		$484,862,271

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AQUIS	Aquis Exchange
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,965,936; cash collateral of $36,224,376 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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